Lease Transactions (Component of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Lease receivables (undiscounted)	¥ 1,855,125	¥ 1,913,852
Adjustments:
Discounted unguaranteed residual value	12,439	15,435
Initial direct cost on sales type and direct financing leases	27,695	27,869
Deferred selling profit	(306,316)	(313,784)
Net investment in sales type and direct financing leases	¥ 1,588,943	¥ 1,643,372